Fair value measurements - Liabilities measured at recurring basis (Details) - USD ($)	Dec. 31, 2021	Jul. 01, 2021	Dec. 31, 2020
Liabilities [Abstract]
Earnout liability	$ 5,211,000	$ 18,300,000	$ 0
Warrant liability	8,847,000		$ 0
Recurring [Member] | Level 1 [Member] | Public Warrant [Member]
Liabilities [Abstract]
Warrant liability	39,614,000
Recurring [Member] | Level 3 [Member]
Liabilities [Abstract]
Earnout liability	5,211,000
Recurring [Member] | Level 3 [Member] | Private Placement Warrants [Member]
Liabilities [Abstract]
Warrant liability	$ 8,847,000